EARNINGS PER COMMON SHARE - Earnings Attributable to Common Shareholders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Earnings	$ 1,776	$ 2,971
Dividends on preferred shares	(128)	(129)
Basic and diluted earnings attributable to common shareholders	1,648	2,842
Basic and diluted earnings attributable to common shareholders	$ 1,648	$ 2,842